Summary of Significant Accounting Policies (Q2) (Details) - USD ($)	Jun. 30, 2021	Jan. 04, 2021	Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash equivalents	$ 0
Income Taxes [Abstract]
Unrecognized tax benefits	0	$ 0	$ 0
Accrued interest and penalties	$ 0	$ 0	$ 0
Class A Ordinary Shares [Member]
Common stock subject to possible redemption [Abstract]
Ordinary shares subject to possible redemption (in shares)	14,039,388		0